Property, Plant, and Equipment - Summary Of Depreciation Expenses in The Financial Statements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Depreciation expense	R$ 938,841	R$ 844,647	R$ 812,489
Cost of products sold [member]
Statement [Line Items]
Depreciation expense	429,984	405,966	406,002
Selling and marketing expenses [member]
Statement [Line Items]
Depreciation expense	297,172	285,671	279,023
General and administrative expenses [member]
Statement [Line Items]
Depreciation expense	R$ 50,247	R$ 48,635	R$ 52,568